Intangible assets and goodwill - Amortization of intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets and goodwill
Amortization of intangible assets	€ 70,722,000	€ 112,773,000	€ 107,517,000